UNAUDITED CONDENSED BALANCE SHEET	Mar. 31, 2021 USD ($)
Current assets:
Cash	$ 1,582,422
Prepaid expenses	1,577,598
Total current assets	3,160,020
Investments held in Trust Account	345,012,880
Total Assets	348,172,900
Current liabilities:
Accounts payable	543,786
Accrued expenses	96,494
Due to related party	15,080
Franchise tax payable	48,444
Total current liabilities	703,804
Deferred underwriting commissions	12,075,000
Total liabilities	12,778,804
Commitments and Contingencies
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding as of March 31, 2021 and December 31, 2020
Additional paid-in capital	5,258,217
Accumulated deficit	(259,325)
Total Stockholders' equity	5,000,006
Total Liabilities and Stockholders' Equity	348,172,900
Class A Common Stock Subject to Redemption
Current liabilities:
Class A common stock, $0.0001 per value; 33,043,703 shares subject to possible redemption at $10.00 per share	330,394,090
Class A Common Stock Not Subject to Redemption
Stockholders' Equity:
Common stock	251
Class B Common Stock
Stockholders' Equity:
Common stock	$ 863